INCOME TAXES (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Deferred:
Federal	$ (305,972)	$ (949,428)
State	(56,375)	(152,154)
Benefit from income taxes	$ (362,347)	$ (1,101,582)